Offerings	Aug. 27, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, $0.0001 par value per share, resterved for issuance pursuant to the Registrant's Amended and Restated 2015 Equiy Incentive Plan
Amount Registered | shares	5,000,000
Proposed Maximum Offering Price per Unit	31.04
Maximum Aggregate Offering Price	$ 155,200,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 23,761.12
Offering Note
(1)
Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “
Securities Act
”), this Registration Statement shall also cover any additional shares of the Registrant’s Class A common stock (“
Class
 A common stock
”) that become issuable under the Registrant’s Amended and Restated 2015 Equity Incentive Plan (“
2015 Plan
”) and the Registrant’s Amended and Restated 2015 Employee Stock Purchase Plan (“
2015 ESPP
”) by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected without receipt of consideration that increases the number of outstanding shares of Class A common stock.

(2)
Reflects an increase to the number of shares of Class A common stock reserved for issuance under the 2015 Plan, as approved by the Registrant’s stockholders at the Registrant’s annual meeting held on June 27, 2025.

(3)
Estimated in accordance with Rule 457(c) and (h) of the Securities Act solely for the purpose of calculating the registration fee on the basis of $31.04 per share, which is the average of the high and low prices of Class A common stock, as reported on the New York Stock Exchange, on August 21, 2025.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, $0.0001 par value per share, reserved for issuance pursuant to the Registrant's Amended and Restated 2015 Employee Stock Purchase Plan
Amount Registered | shares	6,000,000
Proposed Maximum Offering Price per Unit	26.39
Maximum Aggregate Offering Price	$ 158,340,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 24,241.85
Offering Note
(1)
Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “
Securities Act
”), this Registration Statement shall also cover any additional shares of the Registrant’s Class A common stock (“
Class
 A common stock
”) that become issuable under the Registrant’s Amended and Restated 2015 Equity Incentive Plan (“
2015 Plan
”) and the Registrant’s Amended and Restated 2015 Employee Stock Purchase Plan (“
2015 ESPP
”) by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected without receipt of consideration that increases the number of outstanding shares of Class A common stock.

(4)
Reflects an increase to the number of shares of Class A common stock reserved for issuance under the 2015 ESPP, as approved by the Registrant’s stockholders at the Registrant’s annual meeting held on June 27, 2025.

(5)
Estimated in accordance with Rule 457(c) and (h) of the Securities Act solely for the purpose of calculating the registration fee on the basis of 85% of $31.04 per share, which is the average of the high and low prices of Class A common stock, as reported on the New York Stock Exchange, on August 21, 2025. Pursuant to the 2015 ESPP, the purchase price of the shares of Class A common stock reserved for issuance thereunder will be at least 85% of the lower of the fair market value of a share of Class A common stock on the first trading day of the offering period or on the exercise date
.